07078925

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

CERTAMX

1- 33711

RECD S.E.C.
OCT 11 2007
1086

October 11, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 28, 2007 the American Stock Exchange LLC (the "Exchange") received from SP Acquisition Holdings, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Warrant

Common Stock, par value of $0.001 per share

Warrants, exercisable for Common Stock at an exercise price of $7.50 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
OCT 15 2007
THOMSON FINANCIAL

cc: Herbert Scholl

END